NOTES PAYABLE	12 Months Ended
Dec. 31, 2016
NOTES PAYABLE [Abstract]
NOTES PAYABLE
NOTE 12 – NOTES PAYABLE

Bank acceptance notes:	December 31,
	2016	2015
Due December 27, 2017	$720,773	$-
Due August 21,2017	1,441,545	-
Due June 22, 2017	720,773	-
Due June 22, 2017	648,695	-
Due April 19, 2017	720,773	-
Due March 11,2017, subsequently repaid on due date	720,773	-
Due January 25, 2017, subsequently repaid on due date	1,441,545	-
Due January 25, 2017, subsequently repaid on due date	1,441,545	-
Due January 25, 2017, subsequently repaid on due date	1,441,545	-
Due January 25, 2017, subsequently repaid on due date	288,309	-
Due June 14, 2016, subsequently repaid on due date	-	1,540,429
Due June 14, 2016, subsequently repaid on due date	-	1,540,429
Due June 14, 2016, subsequently repaid on due date	-	1,540,429
Due April 18, 2016, subsequently repaid on due date	-	1,386,383
Due January 15, 2016, subsequently repaid on due date	-	1,540,429
Due January 14, 2016, subsequently repaid on due date	-	1,540,429
Due January 14, 2016, subsequently repaid on due date	-	1,540,429
Due January 14, 2016, subsequently repaid on due date	-	1,078,300
Due January 14, 2016, subsequently repaid on due date	-	770,214

Total	$9,586,276	$12,477,471

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $6,703,242and $8,780,433 restricted cash, as of December 31, 2016 and 2015, respectively.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission on each loan transaction.